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Gina M. Butch
Paralegal
(860) 273-0701
Fax:  (860) 273-3004

December 13, 2001

Securities and Exchange Commission
450 Fifth Street, N.W.
Washington, DC  20549

Attention:  Filing Desk

RE: AETNA LIFE INSURANCE AND ANNUITY COMPANY AND ITS VARIABLE ANNUITY ACCOUNT C
    POST-EFFECTIVE AMENDMENT NO. 20 TO REGISTRATION STATEMENT ON FORM N-4 PROSPECTUS TITLE: STATE UNIVERSITY OF NEW YORK
    FILE NOS.: 33-81216 AND 811-2513
    RULE 497(J) FILING

Ladies and Gentlemen:

Pursuant to Rule 497(j) under the Securities Act of 1933 (the "33 Act"), this is to certify that the Prospectus and Statement of Additional Information Supplements contained in Post-Effective Amendment No. 20 to the Registration Statement on Form N-4 ("Amendment No. 20") for Variable Annuity Account C of Aetna Life Insurance and Annuity Company (the "Registrant") that would have been filed pursuant to Rule 497(c) under the 33 Act would not have differed from that contained in Amendment No. 20 which was declared effective on December 11, 2001. The text of Amendment No. 20 was filed electronically on December 11, 2001.

If you have any questions regarding this submission, please call the undersigned at 860-273-0701.

Sincerely,

/s/ Gina M. Butch

Gina M. Butch


Hartford Site                            ING North America Insurance Corporation
151 Farmington Avenue, TS31
Hartford, CT 06156-8975